DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate swap fair value hedges
Beginning balance	$ (4.1)	$ 4.3
Derivatives qualifying as cash flow hedges deferred in other comprehensive income	24.2	(12.7)	5.8
Reclassification Adjustment for Losses Included in Net Earnings	5.4	0.8	2.9
Change in deferred taxes	(2.9)	3.5
Ending balance	3.2	(4.1)	4.3
Cash flow hedge included within accumulated other comprehensive income (loss) expected to be reclassified within the next twelve months	3.2
Foreign Exchange Contracts
Interest rate swap fair value hedges
Derivatives qualifying as cash flow hedges deferred in other comprehensive income	4.8	(12.7)
Interest Rate Swaps
Interest rate swap fair value hedges
Derivatives qualifying as cash flow hedges deferred in other comprehensive income	$ 19.4